Loss Per Share - Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Weighted average number of ordinary shares in computation of basic loss per share (in shares)	264,984	234,803	222,000
Weighted average number of ordinary shares used in calculating diluted loss per share (in shares)	264,984	234,803	222,000